CONCENTRATIONS AND RISKS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Concentration Risk [Line Items]
Discounts and debt issuance cost	$ 62,500	$ 40,500	$ 73,500	$ 16,000
Proceeds from convertible debt	$ 395,750	414,500	766,500	$ 325,000
Lenders [Member]
Concentration Risk [Line Items]
Proceeds from convertible debt			$ 766,500
Lender [Member]
Concentration Risk [Line Items]
Proceeds from convertible debt		414,500
Lender One [Member]
Concentration Risk [Line Items]
Proceeds from convertible debt		160,000
Lender Two [Member]
Concentration Risk [Line Items]
Proceeds from convertible debt		110,000
Lender Three [Member]
Concentration Risk [Line Items]
Proceeds from convertible debt		$ 144,500
Convertible Debt Benchmark [Member] | Lender Concentration Risk [Member] | Lender One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	20.00%	39.00%	21.00%	39.00%
Convertible Debt Benchmark [Member] | Lender Concentration Risk [Member] | Lender Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	19.00%		47.00%	61.00%
Convertible Debt Benchmark [Member] | Lender Concentration Risk [Member] | Lender Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage	30.00%		32.00%
Convertible Debt Benchmark [Member] | Lender Concentration Risk [Member] | Lender Four [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%
Convertible Debt Benchmark [Member] | Lender Concentration Risk [Member] | Lender Five [Member]
Concentration Risk [Line Items]
Concentration risk percentage	21.00%
Convertible Debt Benchmark [Member] | Lender Concentration Risk [Two Member] | Lender Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage		26.00%
Convertible Debt Benchmark [Member] | Lender Concentration Risk [Three Member] | Lender Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage		35.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	100.00%		100.00%
Lender One [Member]
Concentration Risk [Line Items]
Proceeds from convertible debt	$ 101,250		$ 160,000	$ 125,000
Lender Two [Member]
Concentration Risk [Line Items]
Proceeds from convertible debt	94,500		360,000	$ 200,000
Lender Three [Member]
Concentration Risk [Line Items]
Proceeds from convertible debt	150,000		$ 246,500
Lender Four [Member]
Concentration Risk [Line Items]
Proceeds from convertible debt	50,000
Lender Five [Member]
Concentration Risk [Line Items]
Proceeds from convertible debt	$ 100,000